Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	2.20%	1.64%	1.22%
Risk-free interest rate of return, maximum	4.86%	1.96%	1.48%
Expected term	6 years	6 years	6 years
Volatility, minimum	50.30%	50.20%	50.60%
Volatility, maximum	57.80%	51.80%	54.40%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$ 0.0002	$ 0.0002	$ 0.0002
2018 Plan | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	4.40%	2.04%	1.52%
Risk-free interest rate of return, maximum	4.40%	2.04%	1.83%
Expected term	10 years	10 years	10 years
Volatility, minimum	56.20%	59.00%	53.80%
Volatility, maximum	56.20%	59.00%	57.10%
Dividend yield	0.00%	0.00%	0.00%
2018 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.002	$ 0.002
2018 Plan | Minimum | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.0001
2018 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 5	$ 5